Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2019
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	1 year 9 months
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	15 years
Trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	3 years
Trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	15 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	5 years
Websites [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	4 years
Domain Names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	4 years
Domain Names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	10 years
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	1 year 9 months
Insurance Brokerage License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life	4 years